EQUITY - Preferred shares (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Apr. 08, 2021	Nov. 30, 2023	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 24, 2023	Dec. 08, 2022
Equity
Percentage of after-tax profits required to be allocated to general reserve				10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred				50.00%
Series D preferred stock
Equity
Preferred shares, issued				6,000	6,000
Issuance of preferred shares (in shares)			6,000
Common Stock
Equity
Series A preferred shares conversion (shares)				7,000,000	0	72,610
Common Stock | Related Party | Stanley Star
Equity
Series A preferred shares conversion (shares)		7,000,000
Stanley Star
Equity
Preferred stock, outstanding							$ 50,000	$ 50,000
Kaixin Auto Holdings
Equity
Total amount of investment agreed			$ 6,000
Number of ordinary shares consisted by units				2,000,000
Preferred shares, issued	6,000
Proceeds from investment in convertible preferred shares	$ 6,000